Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2024	December 31, 2023
Derivatives	—	146
Total non-current other payables	—	146
Trade payables	22,296	42,032
Accrued expenses	24,826	43,898
Accrued payroll	2,662	2,724
Dividends payable	538	16,301
Deferred income	27,367	17,355
Other payables	1,902	1,703
Total current trade and other payables	79,591	124,013